Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	4,960,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	120,000,000	120,000,000
Common stock, shares issued (in shares)	333,145	42,901
Common stock, shares outstanding (in shares)	333,144	42,900
Treasury stock, shares (in shares)	1	1
Series A Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	0	40,000
Temporary equity, shares issued (in shares)	0	38,610.119
Temporary equity, shares outstanding (in shares)	0	38,610.119